Securities (Fair value and gross unrealized losses) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Available-for-sale Securities
Less than 12 months, fair value	$ 21,687	$ 461,003
Less than 12 months, unrealized (losses)	(77)	(21,912)
12 months or more, fair value	275,353	37,423
12 months or more, unrealized (losses)	(8,801)	(4,637)
Total, fair value	297,040	498,426
Total, unrealized (losses)	(8,878)	(26,549)
Held-to-maturity Securities
Less than 12 months, fair value	32,302	211,326
Less than 12 months, unrealized (losses)	(256)	(18,293)
12 months or more, fair value	171,736	22,579
12 months or more, unrealized (losses)	(6,114)	(2,421)
Total, fair value	204,038	233,905
Total, unrealized (losses)	(6,370)	(20,714)
U.S. Government agency securities [Member]
Held-to-maturity Securities
Less than 12 months, fair value	0	110,435
Less than 12 months, unrealized (losses)	0	(13,661)
12 months or more, fair value	144,454	22,579
12 months or more, unrealized (losses)	(4,658)	(2,421)
Total, fair value	144,454	133,014
Total, unrealized (losses)	(4,658)	(16,082)
Agency CMOs [Member]
Held-to-maturity Securities
Less than 12 months, fair value	31,289	98,082
Less than 12 months, unrealized (losses)	(255)	(4,465)
12 months or more, fair value	27,282	0
12 months or more, unrealized (losses)	(1,456)	0
Total, fair value	58,571	98,082
Total, unrealized (losses)	(1,711)	(4,465)
Municipal securities [Member]
Held-to-maturity Securities
Less than 12 months, fair value	1,013	2,809
Less than 12 months, unrealized (losses)	(1)	(167)
12 months or more, fair value	0	0
12 months or more, unrealized (losses)	0	0
Total, fair value	1,013	2,809
Total, unrealized (losses)	(1)	(167)
U.S. Government agency securities [Member]
Available-for-sale Securities
Less than 12 months, fair value	0	8,077
Less than 12 months, unrealized (losses)	0	(918)
12 months or more, fair value	32,788	21,849
12 months or more, unrealized (losses)	(1,207)	(3,151)
Total, fair value	32,788	29,926
Total, unrealized (losses)	(1,207)	(4,069)
Residential mortgage-backed securities [Member]
Available-for-sale Securities
Less than 12 months, fair value	0	62,500
Less than 12 months, unrealized (losses)	0	(3,295)
12 months or more, fair value	24,636	0
12 months or more, unrealized (losses)	(489)	0
Total, fair value	24,636	62,500
Total, unrealized (losses)	(489)	(3,295)
Agency CMOs [Member]
Available-for-sale Securities
Less than 12 months, fair value	21,687	363,993
Less than 12 months, unrealized (losses)	(77)	(16,182)
12 months or more, fair value	212,908	15,574
12 months or more, unrealized (losses)	(6,987)	(1,486)
Total, fair value	234,595	379,567
Total, unrealized (losses)	(7,064)	(17,668)
Municipal securities [Member]
Available-for-sale Securities
Less than 12 months, fair value	0	26,433
Less than 12 months, unrealized (losses)	0	(1,517)
12 months or more, fair value	5,021	0
12 months or more, unrealized (losses)	(118)	0
Total, fair value	5,021	26,433
Total, unrealized (losses)	$ (118)	$ (1,517)